INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

16.INCOME TAXES

The income tax recovery balance from continuing operations consists of:

(in thousands)	2023	2022

Deferred income tax:
Origination of temporary differences	$2,578	$149
Tax benefit-previously unrecognized tax assets	—	2,128
Prior year under provision	(235)	(8)
	2,343	2,269
Income tax recovery	$2,343	$2,269

The Company operates in multiple industries and jurisdictions, and the related income is subject to varying rates of taxation. The combined Canadian tax rate reflects the federal and provincial tax rates in effect in Ontario, Canada for each applicable year. A reconciliation of the combined Canadian tax rate to the Company’s effective rate of income tax is as follows:

(in thousands)	2023	2022

Income before taxes – continuing operations	$87,021	$10,303
Combined Canadian tax rate	26.50%	26.50%
Income tax expense at combined rate	(23,061)	(2,730)

Difference in tax rates	(6,536)	(3,394)
Non-deductible amounts	(5,042)	(3,018)
Non-taxable amounts	33,314	17,334
Change in deferred tax assets not recognized (1)	3,925	(5,729)
Change in tax rates, legislation	(80)	(151)
Prior year under provision	(235)	(8)
Other	58	(35)
Income tax recovery	$2,343	$2,269
(1)	The Company has recognized certain previously unrecognized Canadian tax assets in 2022 as a result of the renunciation of certain tax benefits to subscribers pursuant to the Company's flow-through share issuances of $8,000,000 in December 2022.

The deferred income tax assets (liabilities) balance reported on the balance sheet is comprised of the temporary differences as presented below:

	At December 31	At December 31
(in thousands)	2023	2022

Deferred income tax assets:
Property, plant and equipment, net	$387	$387
Post-employment benefits	295	314
Reclamation obligations	11,699	8,990
Non-capital tax loss carry forwards	18,489	20,070
Capital loss carry forward	25,088	9,483
Other	9,348	8,077
Deferred income tax assets-gross	65,306	47,321
Set-off against deferred income tax liabilities	(65,306)	(47,321)
Deferred income tax assets-per balance sheet	$—	$—

Deferred income tax liabilities:
Inventory	$(852)	$(759)
Property, plant and equipment, net	(40,707)	(40,757)
Investments-equity instruments and uranium	(25,088)	(9,483)
Other	(1,266)	(1,272)
Deferred income tax liabilities-gross	(67,913)	(52,271)
Set-off of deferred income tax assets	65,306	47,321
Deferred income tax liabilities-per balance sheet	$(2,607)	$(4,950)

The deferred income tax liability continuity summary is as follows:

(in thousands)	2023	2022

Balance-January 1	$(4,950)	$(7,219)
Recognized in income	2,343	2,269
Recognized in other liabilities (flow-through shares)	—	—
Recognized in other comprehensive income	—	—
Balance-December 31	$(2,607)	$(4,950)

Management believes that it is not probable that sufficient taxable profit will be available in future years to allow the benefit of the following deferred tax assets to be utilized:

	At December 31	At December 31
(in thousands)	2023	2022

Deferred income tax assets not recognized
Property, plant and equipment	$6,985	$5,372
Tax losses-capital	38,445	55,704
Tax losses-operating	69,919	57,580
Tax credits	1,126	1,126
Other deductible temporary differences	2,881	2,653
Deferred income tax assets not recognized	$119,356	$122,435

The expiry dates of the Company’s Canadian operating tax losses and tax credits are as follows:

	Expiry	At December 31	At December 31
(in thousands)	Date	2023	2022

Tax losses-gross	2025-2043	$324,965	$287,754

Tax benefit at tax rate of 26% - 27%		88,408	77,650
Set-off against deferred tax liabilities		(18,489)	(20,070)
Total tax loss assets not recognized		$69,919	$57,580

Tax credits	2025-2035	1,126	1,126
Total tax credit assets not recognized		$1,126	$1,126